SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)				6 Months Ended			12 Months Ended
	Oct. 10, 2025 ¥ / shares shares	May 01, 2025 USD ($)	May 01, 2025 JPY (¥)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 JPY (¥) shares	Jun. 30, 2025 JPY (¥) shares	Dec. 31, 2025 JPY (¥)	Jun. 30, 2026 JPY (¥)
Product Information [Line Items]
Foreign currency transactions				Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = JPY162.61, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.	Translations of amounts in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, and unaudited interim condensed consolidated statements of cash flows from JPY into US$ as of and for the six months ended June 30, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = JPY162.61, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.
Cash							¥ 0	¥ 0
Cash								20,500,000
Allowance for credit losses of accounts receivable				$ 40,300	¥ 6,553,222		7,405,870
Total deferred expenses				142,111			22,177,409	23,108,750
Impairment of long-lived assets					0		¥ 0
Deferred offering costs				1,908,972				¥ 303,679,188
Registration fees				204,348	33,229,082	¥ 32,516,324
Advertising expenses				1,420,270	230,950,049	66,105,459
Grant income				$ 106,453	¥ 17,310,392	¥ 9,399,558
Dilutive shares | shares				3,000	3,000	3,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.68%	10.68%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | A Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				19.80%	19.80%		21.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | B Vendor [Member]
Product Information [Line Items]
Concentration risk percentage							10.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | C Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				13.30%	13.30%
IPO [Member]
Product Information [Line Items]
Sale of units in initial public offering | shares	1,250,000
Sale of units per share | ¥ / shares	¥ 4.00
Private Placement [Member]
Product Information [Line Items]
Net proceeds		$ 4,302,198	¥ 658,666,480